Non-Controlling Interests (Details)	May 31, 2024	Apr. 30, 2024	Jan. 31, 2024
Qingdao Oranda Supply Chain Management Co., Ltd. [Member]
Non-Controlling Interests (Details) [Line Items]
Equity interest			51.00%
Shenzhen Jiniu International Logistics Co Ltd [Member]
Non-Controlling Interests (Details) [Line Items]
Equity interest			51.00%
International Logistics Co., Limited [Member]
Non-Controlling Interests (Details) [Line Items]
Equity interest		49.00%
International Logistics Co., Limited [Member] | Mr. Guojun Niu [Member]
Non-Controlling Interests (Details) [Line Items]
Equity interest		51.00%
HYTX Warehouse Inc. [Member]
Non-Controlling Interests (Details) [Line Items]
Equity interest	51.00%